Long-Term Debt, $40.75 Million Term Loan Facility (Details) - USD ($)	Jul. 20, 2023	Jul. 03, 2023	Jun. 30, 2023	Dec. 31, 2022
Long-Term Debt [Abstract]
Debt related to assets held for sale, net			$ 10,622,652	$ 0
$40.75 Million Term Loan Facility [Member]
Long-Term Debt [Abstract]
Face amount		$ 40,750,000	40,750,000	$ 40,750,000
Debt related to assets held for sale, net			$ 7,900,000
$40.75 Million Term Loan Facility [Member] | Subsequent Event [Member]
Long-Term Debt [Abstract]
Repayment of loan	$ 7,910,000